APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL INFORMATION	9 Months Ended
Sep. 30, 2021
Approval Of Condensed Consolidated Interim Financial Information
APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL INFORMATION

33.	APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL INFORMATION

The condensed consolidated interim financial information was approved and the issuance authorized by the Board of Directors on January 14, 2022.

BOARD OF DIRECTORS

Chairman (Independent)	Pedro Pullen Parente
Vice-Chairman (Independent)	Augusto Marques da Cruz Filho
Independent Member	Dan Ioschpe
Independent Member	Flavia Buarque de Almeida
Independent Member	Flavia Maria Bittencourt
Non-Independent Member	Ivandré Motiel da Silva
Independent Member	José Luiz Osório de Almeida Filho
Independent Member	Luiz Fernando Furlan
Independent Member	Marcelo Feriozzi Bacci
Independent Member	Roberto Rodrigues

FISCAL COUNCIL

Chairman	Attílio Guaspari
Member	André Vicentini
Member	Maria Paula Soares Aranha

AUDIT AND INTEGRITY COMMITTEE

Comittee Coordinator (Independent)	Augusto Marques da Cruz Filho
Non-Independent Member	Ivandré Motiel da Silva
Independent Member	Marcelo Feriozzi Bacci
External Member	Jerônimo Antunes
External Member	Valmir Pedro Rossi

BOARD OF EXECUTIVE OFFICERS

Global Chief Executive Officer	Lorival Nogueira Luz Júnior
Chief Financial and Investor Relations Officer	Carlos Alberto Bezerra de Moura
Vice-President of People, Services and Technology	Alessandro Rosa Bonorino
Vice-President of Institutional Relations and Sustainability	Grazielle Tallia Parenti
Vice-President of Integrated Planning and Logistics	Leonardo Campo Dallorto
Vice-President of New Business	Marcel Sacco
Vice-President of Brazil Market	Sidney Rogério Manzaro
Vice-President of Operations and Procurement	Vinícius Guimarães Barbosa

Marcos Roberto Badollato	Heitor Carpigiani de Paula
Accounting Director	Accountant – CRC 1SP336262/O-4